OTHER (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Other [Abstract]
Summary of Brookfield Renewables other
Brookfield Renewable’s other for the year ended December 31 is comprised of the following:

(MILLIONS)	Notes	2023	2022	2021
Change in fair value of property, plant and equipment		$(164)	$(61)	$(63)
Amortization of service concession assets		(11)	(15)	(14)
Transaction costs		(5)	(2)	(8)
Legal provisions	27	—	(6)	(58)
Other		(32)	(106)	(164)
		$(212)	$(190)	$(307)